Commitments (Details) $ in Thousands	Dec. 31, 2024 CAD ($)
Disclosure Of Maturity Analysis Of Lease And Other Payments [Line Items]
Processing agreements	$ 5,917
Transportation agreements	168,767
Total	174,684
2024
Disclosure Of Maturity Analysis Of Lease And Other Payments [Line Items]
Processing agreements	948
Transportation agreements	54,909
Total	55,857
2025-2026
Disclosure Of Maturity Analysis Of Lease And Other Payments [Line Items]
Processing agreements	1,239
Transportation agreements	84,742
Total	85,981
2027-2028
Disclosure Of Maturity Analysis Of Lease And Other Payments [Line Items]
Processing agreements	543
Transportation agreements	17,877
Total	18,420
2029 and beyond
Disclosure Of Maturity Analysis Of Lease And Other Payments [Line Items]
Processing agreements	3,187
Transportation agreements	11,239
Total	$ 14,426